Contingencies, Commitments and Guarantees - Other commitments (Details) - USD ($) $ in Billions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Other Commitments [Line Items]
Other commitments	$ 4.6		$ 4.6
Minimum capital contributed (as a percent)	250.00%	250.00%	250.00%	250.00%
Promissory Notes
Other Commitments [Line Items]
Principal amount percentage	100.00%		100.00%
Net present value of interest payments (as a percent)	100.00%		100.00%